LONG-TERM INVESTMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS AND OTHER ASSETS [Abstract]
Schedule of Long-Term and Other Investments

As at	December 31, 2018	December 31, 2017
Investments in publicly-traded entities	$8.4	$95.0
Loan to affiliate (note 30)	45.0	75.0
Deferred lease receivable	24.4	29.0
Debt issuance costs associated with credit facilities	7.9	20.3
Refundable deposits	16.2	14.9
Prepayment on long-term service agreements	82.5	68.1
Subscription receipts issuance costs	—	1.7
Contract asset (note 23)	11.5	—
Rabbi trust (note 28)	61.7	—
Other	25.5	8.6
	$283.1	$312.6